Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Trade receivables	$ 5,627	$ 8,114
IVA receivables	15,353	19,989
Income taxes recoverable	5,587	5,549
Due from related parties	1	2
Other receivables	379	358
Accounts receivable	$ 26,947	$ 34,012